Document and Entity Information	Feb. 28, 2024
Prospectus:
Document Type	497
Document Period End Date	Dec. 18, 2024
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 18, 2024
Document Effective Date	Dec. 18, 2024
Prospectus Date	Feb. 28, 2024